GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2016
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

6.GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets subject to amortization acquired during the year ended March 31, 2015 except for capitalized computer software costs, including ¥384,626 thousand recorded from the acquisition of TLS, totaled ¥401,055 thousand, which primarily consist of customer relationship, license and trademark of ¥334,970 thousand, ¥36,320 thousand and ¥10,273 thousand, respectively.

Intangible assets subject to amortization acquired during the year ended March 31, 2016 except for capitalized computer software costs, including ¥2,136,610 thousand recorded from the acquisition of EvD, totaled ¥2,167,070 thousand, which primarily consist of customer relationship, noncompete agreement, favorable lease and trademark of ¥1,876,725 thousand, ¥51,601 thousand, ¥163,382 thousand and ¥44,902 thousand, respectively.

The components of intangible assets subject to amortization except for capitalized computer software costs as of March 31, 2015 and 2016 are as follows:

	Thousands of Yen
	2015		2016
	Gross		Gross
	carrying	Accumulated	carrying	Accumulated
	amount	amortization	amount	amortization
Customer relationships	¥387,909	¥15,085	¥2,068,580	¥114,164
Licenses	42,060	8,178	39,788	21,164
Trademarks	28,326	6,075	84,307	22,759
Noncompete agreements	—	—	46,875	10,416
Favorable leases	—	—	114,522	21,558
Other	18,313	2,345	32,841	5,233
	¥476,608	¥31,683	¥2,386,913	¥195,294

There were no intangible assets not subject to amortization at March 31, 2015 and 2016.

The weighted average amortization periods for intangible assets except for capitalized computer software costs acquired during the year ended March 31, 2015 are approximately 10 years. The weighted average amortization periods for customer relationship, license and trademark acquired during the year ended March 31, 2015 are 15 years, 3 years and 2 years, respectively.

The weighted average amortization periods for intangible assets except for capitalized computer software costs acquired during the year ended March 31, 2016 are approximately 10 years. The weighted average amortization periods for customer relationship, trademark, noncompete agreement and favorable lease acquired during the year ended March 31, 2016 are 15 years, 4 years, 3 years and 3 years, respectively.

The amortization expenses for the years ended March 31, 2015 and 2016 were ¥28,491 thousand and ¥180,297 thousand, respectively. The estimated aggregate amortization expense of intangible assets except for capitalized computer software costs for each of the next five years is as follows:

Year Ending March 31,	Thousands of Yen
2017	¥239,528
2018	223,320
2019	154,987
2020	145,247
2021	145,247

The following table shows changes in the carrying amount of goodwill for the years ended March 31, 2015 and 2016, by operating segment:

	Thousands of Yen
	Japan	U.S.	Other	Total
Fiscal year ended March 31, 2014
Goodwill	¥—	¥—	¥—	¥—
Accumulated impairment losses	—	—	—	—
Balance at March 31, 2014	—	—	—	—

Acquisition	—	150,881	—	150,881
Translation adjustments	—	24,546	—	24,546
Goodwill	—	175,427	—	175,427
Accumulated impairment losses	—	—	—	—
Balance at March 31, 2015	—	175,427	—	175,427

Acquisition	—	2,162,944	—	2,162,944
Translation adjustments	—	(206,234)	—	(206,234)
Goodwill	—	2,132,137	—	2,132,137
Accumulated impairment losses	—	—	—	—
Balance at March 31, 2016	¥—	¥2,132,137	¥—	¥2,132,137